Future Minimum Lease Payments Receivable Under Long-Term Leases (Detail) $ in Thousands	Dec. 31, 2017 USD ($)
Leases [Abstract]
2018	$ 263,425
2019	189,130
2020	131,427
2021	91,685
2022 and thereafter	120,345
Total future minimum lease payments receivable	$ 796,012